Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
Telephone  215.564.8000
Fax  215.564.8120
www.stradley.com

                 December 6, 2010

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Bennett Group of Funds (formerly, The Bennett Global Funds)
File Nos. 333-169582 and 811-22478

Dear Sir or Madam:

Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for the Bennett Group of Funds (the “Registrant”).  The Pre-Effective Amendment is being filed with the Securities and Exchange Commission (“SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

This Pre-Effective Amendment is being filed for the purpose of reflecting certain modifications to the disclosure in the Prospectus and Statement of Additional Information, responding to comments provided by the Registrant’s SEC staff examiner, John Grzeskiewicz, in a letter dated October 22, 2010.  The Registrant’s responses to certain of Mr. Grzeskiewicz’s comments are in a separate letter, dated December 6, 2010, which is being filed as EDGAR correspondence today.

Although the Registrant recognizes that the SEC is under no legal obligation to declare the Registrant’s Registration Statement effective within a certain time period, to the extent possible, the Registrant intends to seek to receive an order of effectiveness by mid-January 2010.

Please contact the undersigned directly at (215) 564-8099 or Alexander F. Smith at (215) 564-8554 with any comments or questions relating to this filing.

Sincerely yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik